Intangible Assets (Table)	6 Months Ended
Jun. 30, 2025
Intangible Assets
Schedule of future amortization of the Company's intangible assets
Year ended December 31,
2025	$240,625
2026	481,250
2027	481,250
2028	481,250
Remaining	4,090,625
Total	$5,775,000